BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
BASIS OF PRESENTATION
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Basis of Presentation

        Protective Life Corporation is a holding company with subsidiaries that provide financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies. Founded in 1907, Protective Life Insurance Company ("PLICO") is the Company's largest operating subsidiary.

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 19, Statutory Reporting Practices and Other Regulatory Matters).

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

Reclassifications, Revisions, and Segment Changes

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity.

        On January 1, 2012, the Company adopted Accounting Standard Update ("ASU" or "Update") No. 2010-26—Financial Services—Insurance—Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts which changed certain previously reported items within the Company's financial statements and accompanying notes. The changes affected previously reported amounts in Note 3, Significant Acquisitions, Note 5, Deferred Acquisition Costs and Value of Business Acquired, Note 9, Debt and Other Obligations, Note 15, Earnings Per Share, Note 16, Income Taxes, Note 22, Operating Segments, and Note 23, Consolidated Quarterly Results—Unaudited. Current and prior period operating income results within the Annuities segment have been updated to reflect the revised definition of operating income (loss) as it relates to embedded derivatives on our variable annuity contracts and related hedging activities. This change did not impact its comparable GAAP measure income before income tax. See Note 22, Operating Segments for additional information.

        Also on January 1, 2012, the Company adopted ASU No. 2011-05. ASU No. 2011-05 requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The requirements of ASU No. 2011-05 do not change the items that must be reported in other comprehensive income, or the timing of its subsequent reclassification to net income. The retrospective adoption of ASU No. 2011-05 resulted in the inclusion of consolidated statements of comprehensive income within the Company's consolidated financial statements and the presentation of a statement of comprehensive income within the condensed financial information of the Registrant included in Schedule II.

Entities Included

        The consolidated financial statements include the accounts of Protective Life Corporation and subsidiaries and its affiliate companies in which the Company holds a majority voting or economic interest. Intercompany balances and transactions have been eliminated.